Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
20.	Segment Information

The Chief Operating Decision Makers are identified as the Chief Executive Officer and Chief Financial Officer. They review these segment results when making decisions about allocating resources and assessing the performance of the Company.

In 2011, the Company’s business was separated into two segments, TCA and CECP.

In 2012, the CECP segment fell below the thresheld and it was combined with the TCA segment.The Company’s business was then separated into TCA and FPC segments. Since the first quarter of 2013, the FPC segment has been discontinued and only one TCA segment still existed.

The segment information in 2011 and 2012 has been restated in order to conform with the change in segment reporting in 2013 in accordance with FASB ASC 280-10-50-34.

Year ended December 31, 2011

	TCA	Corporate	Total
Net sales	$509,124	$—	$509,124
Cost of sales	(479,037)	—	(479,037)

Gross profit	30,087	—	30,087
General and administrative expenses	(9,662)	(7,117)	(16,779)
Selling expenses	(2,886)	—	(2,886)
Research and development expenses	(1,709)	—	(1,709)
Impairment loss on goodwill	—	(2,951)	(2,951)
Other income, net	3,659	3,707	7,366
Interest income	172	2,504	2,676

Income (loss) before income tax	19,661	(3,857)	15,804
Income tax expenses	(2,196)	—	(2,196)

Net income (loss) from continuing operations	$17,465	$(3,857)	$13,608

Year ended December 31, 2012

	TCA	Corporate	Total
Net sales	$678,113	$—	$678,113
Cost of sales	(609,875)	—	(609,875)

Gross profit	68,238	—	68,238
General and administrative expenses	(16,328)	(4,411)	(20,739)
Selling expenses	(1,483)	—	(1,483)
Research and development expenses	(716)	—	(716)
Other income, net	4,016	1,267	5,283
Interest income	167	1,871	2,038

Income (loss) before income tax	53,894	(1,273)	52,621
Income tax expenses	(15,188)	—	(15,188)

Net income (loss) from continuing operations	$38,706	$(1,273)	$37,433

Year ended December 31, 2013

	TCA	Corporate	Total
Net sales	$855,847	$—	$855,847
Cost of sales	(788,212)	—	(788,212)

Gross profit	67,635	—	67,635
General and administrative expenses	(26,045)	(7,272)	(33,317)
Selling expenses	(462)	—	(462)
Other operating income	1,609	—	1,609
Other income, net	6,573	5,382	11,955
Interest income	1,624	3,315	4,939

Income before income tax	50,934	1,425	52,359
Income tax (expenses) credit	(12,522)	1,379	(11,143)

Net income from continuing operations	$38,412	$2,804	$41,216

There were no material inter-segment sales for the years ended December 31, 2011, 2012 and 2013. Intercompany sales arise from the transfer of finished goods between subsidiaries operating in different areas. These sales are generally at prices consistent with what the Company would charge third parties for similar goods.

Year ended December 31, 2011

	TCA	Corporate	Total
Depreciation and amortization	$5,252	$260	$5,512
Capital expenditures	$7,424	$4,723	$12,147
Total assets	$169,048	$132,915	$301,963

Year ended December 31, 2012

	TCA	Corporate	Total
Depreciation and amortization	$7,909	$293	$8,202
Capital expenditures	$29,488	$—	$29,488
Total assets	$321,575	$145,937	$467,512

Year ended December 31, 2013

	TCA	Corporate	Total
Depreciation and amortization	$12,761	$290	$13,051
Capital expenditures	$277	$34	$311
Total assets	$355,000	$137,055	$492,055

A summary of net sales, net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

By geographical area:

Year ended December 31,	2011	2012	2013
Net sales from operations within:
- PRC, excluding Hong Kong:	$509,124	$678,113	$855,847

Net income (loss) attributable to Nam Tai shareholders within:
- PRC, excluding Hong Kong	$19,973	$40,023	$43,602
- Hong Kong	(6,365)	(2,590)	(2,386)

Total net income attributable to Nam Tai shareholders	$13,608	$37,433	$41,216

Year ended December 31,	2011	2012	2013
Net sales to customers by geographical area:
- Hong Kong	$69,135	$72,498	$58,045
- Europe	30,282	14,400	6,496
- United States	32,332	3,021	—
- PRC (excluding Hong Kong)	793	1,316	—
- Japan	374,129	583,280	791,299
- Others	2,453	3,598	7

Total net sales	$509,124	$678,113	$855,847

As of December 31,	2011	2012	2013
Long-lived assets by geographical area:
- PRC, excluding Hong Kong	$49,206	$71,151	$56,060
- Hong Kong	4,586	4,293	3,967

Total long-lived assets	$53,792	$75,444	$60,027

The Company’s customers which accounted for 10% or more of its sales are as follows:

Year ended December 31,	2011	2012	2013
A(1)	$369,105	$570,246	$791,256
B	58,527	N/A	N/A
C	62,894	N/A	N/A

	$490,526	$570,246	$791,256

(1)	Two of our largest customers, each accounting for 10% or more of our net sales in the years ended December 2011 and 2012 respectively, were reorganized into Customer A in 2012.

The Company’s suppliers which accounted for 10% or more of its purchases are as follows:

Year ended December 31,	2011	2012	2013
A	$160,274	$511,923	$808,144
B	114,322	108,340	—

	$274,596	$620,263	$808,144